SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Sales to Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	97.00%	89.00%	45.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	11.00%	43.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	3.00%	0.00%	11.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	0.00%	0.00%	[1]

[1]	Less than 10%.